Quarterly Holdings Report
for
Fidelity® Growth Opportunities ETF
October 31, 2022
GOE-NPRT1-1222
1.9900249.101
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 16.7%
Entertainment - 1.8%
Netflix, Inc. (a)	465	135,724
Roku, Inc. Class A (a)	13,211	733,739
Sea Ltd. ADR (a)	9,317	462,869
		1,332,332
Interactive Media & Services - 9.1%
Alphabet, Inc.:
Class A (a)	21,224	2,005,880
Class C (a)	36,427	3,448,180
Meta Platforms, Inc. Class A (a)	5,084	473,625
Snap, Inc. Class A (a)	8,587	85,097
Zoominfo Technologies, Inc. (a)	15,121	673,338
		6,686,120
Media - 1.1%
Charter Communications, Inc. Class A (a)	378	138,960
Magnite, Inc. (a)	25,145	183,307
TechTarget, Inc. (a)	3,937	254,133
The Trade Desk, Inc. (a)	4,429	235,800
		812,200
Wireless Telecommunication Services - 4.7%
T-Mobile U.S., Inc. (a)	22,431	3,399,642
TOTAL COMMUNICATION SERVICES		12,230,294
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 3.0%
Tesla, Inc. (a)	9,584	2,180,743
Hotels, Restaurants & Leisure - 0.5%
Airbnb, Inc. Class A (a)	3,383	361,677
Internet & Direct Marketing Retail - 7.9%
Amazon.com, Inc. (a)	27,739	2,841,583
Cazoo Group Ltd. Class A (a)	40,670	13,014
Doordash, Inc. (a)	5,851	254,694
Global-e Online Ltd. (a)	12,989	328,492
Lyft, Inc. (a)	31,448	460,399
Uber Technologies, Inc. (a)	68,701	1,825,386
Wayfair LLC Class A (a)	981	37,200
		5,760,768
Specialty Retail - 0.0%
Carvana Co. Class A (a)	409	5,534
Textiles, Apparel & Luxury Goods - 0.1%
lululemon athletica, Inc. (a)	306	100,686
TOTAL CONSUMER DISCRETIONARY		8,409,408
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	230	85,857
Food Products - 0.1%
Local Bounti Corp. (a)	21,486	63,599
TOTAL CONSUMER STAPLES		149,456
ENERGY - 10.9%
Oil, Gas & Consumable Fuels - 10.9%
Antero Resources Corp. (a)	50,447	1,849,387
Canadian Natural Resources Ltd.	16,650	998,621
Cenovus Energy, Inc. (Canada)	36,004	727,823
Cheniere Energy, Inc.	329	58,039
Exxon Mobil Corp.	13,683	1,516,213
Hess Corp.	9,507	1,341,248
Imperial Oil Ltd.	2,246	122,179
Ovintiv, Inc.	11,984	606,990
Pioneer Natural Resources Co.	580	148,718
Range Resources Corp.	1,214	34,575
Tourmaline Oil Corp.	10,557	594,822
		7,998,615
FINANCIALS - 1.5%
Banks - 1.5%
Wells Fargo & Co.	23,998	1,103,668
HEALTH CARE - 13.4%
Biotechnology - 2.8%
Agios Pharmaceuticals, Inc. (a)	3,366	92,700
Alnylam Pharmaceuticals, Inc. (a)	1,172	242,909
ALX Oncology Holdings, Inc. (a)	2,665	32,353
Argenx SE ADR (a)	757	293,663
Ascendis Pharma A/S sponsored ADR (a)	76	8,740
Aurinia Pharmaceuticals, Inc. (a)	9,780	79,511
Blueprint Medicines Corp. (a)	522	27,060
Celldex Therapeutics, Inc. (a)	1,617	56,805
Cytokinetics, Inc. (a)	5,616	245,195
Erasca, Inc. (a)	11,539	94,274
Exelixis, Inc. (a)	6,095	101,055
Icosavax, Inc. (a)	1,325	4,545
Imago BioSciences, Inc. (a)	2,649	45,033
Instil Bio, Inc. (a)	4,514	14,896
Keros Therapeutics, Inc. (a)	1,310	65,945
Mirati Therapeutics, Inc. (a)	1,027	69,138
Monte Rosa Therapeutics, Inc. (a)	748	6,882
Morphic Holding, Inc. (a)	702	19,663
Nuvalent, Inc. Class A (a)	1,178	42,066
Relay Therapeutics, Inc. (a)	5,381	119,566
Tenaya Therapeutics, Inc. (a)	2,986	8,002
TG Therapeutics, Inc. (a)	4,175	24,299
Vaxcyte, Inc. (a)	4,855	211,727
Verve Therapeutics, Inc. (a)	1,519	57,266
Zentalis Pharmaceuticals, Inc. (a)	3,984	99,959
		2,063,252
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	22,008	948,765
Insulet Corp. (a)	669	173,144
Penumbra, Inc. (a)	921	157,924
TransMedics Group, Inc. (a)	7,662	369,462
		1,649,295
Health Care Providers & Services - 7.8%
agilon health, Inc. (a)	29,651	588,572
Alignment Healthcare, Inc. (a)	1,592	21,078
Cano Health, Inc. (a)	31,603	113,139
Centene Corp. (a)	11,838	1,007,769
Guardant Health, Inc. (a)	4,287	212,207
Humana, Inc.	2,313	1,290,839
LifeStance Health Group, Inc. (a)	27,097	204,582
Oak Street Health, Inc. (a)	26,612	538,361
UnitedHealth Group, Inc.	3,147	1,747,057
		5,723,604
Life Sciences Tools & Services - 0.4%
Danaher Corp.	1,250	314,588
Pharmaceuticals - 0.1%
Arvinas Holding Co. LLC (a)	1,604	79,735
TOTAL HEALTH CARE		9,830,474
INDUSTRIALS - 1.5%
Aerospace & Defense - 1.5%
Lockheed Martin Corp.	848	412,705
Northrop Grumman Corp.	680	373,327
Raytheon Technologies Corp.	172	16,309
The Boeing Co. (a)	2,133	303,974
		1,106,315
INFORMATION TECHNOLOGY - 39.1%
Electronic Equipment & Components - 1.4%
Flex Ltd. (a)	27,090	530,422
Jabil, Inc.	7,441	478,084
		1,008,506
IT Services - 9.0%
Block, Inc. Class A (a)	3,285	197,330
Cloudflare, Inc. (a)	2,558	144,067
Dlocal Ltd. (a)	9,876	220,235
EPAM Systems, Inc. (a)	1,058	370,300
Flywire Corp. (a)	5,252	115,281
Globant SA (a)	382	72,076
GoDaddy, Inc. (a)	10,318	829,567
Marqeta, Inc. Class A (a)	36,789	289,897
MasterCard, Inc. Class A	3,187	1,045,910
MongoDB, Inc. Class A (a)	2,729	499,489
Nuvei Corp. (a)(b)	3,232	97,267
Nuvei Corp. (b)	12,383	372,357
Okta, Inc. (a)	636	35,692
Payoneer Global, Inc. (a)	5,090	39,448
Repay Holdings Corp. (a)	23,523	143,255
Shift4 Payments, Inc. (a)	7,055	324,318
Snowflake, Inc. (a)	543	87,043
TaskUs, Inc. (a)	8,261	166,790
Twilio, Inc. Class A (a)	4,127	306,925
Visa, Inc. Class A	6,009	1,244,824
		6,602,071
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc. (a)	17,423	1,046,425
Applied Materials, Inc.	6,751	596,046
GlobalFoundries, Inc.	20,187	1,144,603
Lam Research Corp.	1,060	429,067
Marvell Technology, Inc.	13,507	535,958
Micron Technology, Inc.	2,550	137,955
NVIDIA Corp.	16,582	2,238,073
NXP Semiconductors NV	6,430	939,294
onsemi (a)	16,683	1,024,837
		8,092,258
Software - 13.9%
Adobe, Inc. (a)	127	40,450
Bill.Com Holdings, Inc. (a)	2,187	291,658
Confluent, Inc. (a)	1,979	53,196
Datadog, Inc. Class A (a)	3,231	260,128
DoubleVerify Holdings, Inc. (a)	13,565	396,505
Dynatrace, Inc. (a)	23,937	843,540
Elastic NV (a)	4,745	303,443
Five9, Inc. (a)	2,937	176,984
HubSpot, Inc. (a)	899	266,607
Intapp, Inc. (a)	8,170	183,498
Intuit, Inc.	1,100	470,250
Microsoft Corp.	25,934	6,020,054
Oracle Corp.	554	43,251
RingCentral, Inc. (a)	1,142	40,564
Riskified Ltd. (a)	6,521	29,018
Salesforce.com, Inc. (a)	1,656	269,249
SentinelOne, Inc. (a)	2,214	50,568
ServiceNow, Inc. (a)	882	371,093
Viant Technology, Inc. (a)	5,547	25,294
Zscaler, Inc. (a)	234	36,059
		10,171,409
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	18,113	2,777,447
TOTAL INFORMATION TECHNOLOGY		28,651,691
MATERIALS - 2.7%
Chemicals - 1.3%
CF Industries Holdings, Inc.	3,215	341,626
Nutrien Ltd.	5,055	427,148
The Mosaic Co.	3,180	170,925
		939,699
Metals & Mining - 1.4%
Alcoa Corp.	7,086	276,567
ArcelorMittal SA Class A unit GDR	14,809	332,462
Freeport-McMoRan, Inc.	12,522	396,822
MP Materials Corp. (a)	1,082	32,503
		1,038,354
TOTAL MATERIALS		1,978,053
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Opendoor Technologies, Inc. (a)	64,544	167,169
WeWork, Inc. (a)	10,135	26,047
		193,216
UTILITIES - 1.6%
Electric Utilities - 1.6%
Constellation Energy Corp.	4,221	399,053
PG&E Corp. (a)	52,746	787,498
		1,186,551
TOTAL COMMON STOCKS (Cost $77,774,787)		72,837,741

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $77,774,787)	72,837,741
NET OTHER ASSETS (LIABILITIES) - 0.6%	447,888
NET ASSETS - 100.0%	73,285,629

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $469,624 or 0.6% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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